Comparative year information (unaudited)	6 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Comparative year information (unaudited)

18. Comparative year information (unaudited)

The Company’s condensed interim consolidated statements of loss and comprehensive loss, condensed interim consolidated statements of cash flows, and condensed interim consolidated statements of changes in shareholders’ deficiency were as follows for the six months ended December 31, 2019.

Condensed interim consolidated statements of loss and comprehensive loss

Six Months Ended December 31, 2019

Operating expenses
Operation and administration	$293,320
Exploration	5,268,307
Legal and accounting	81,975
Consulting	197,900
Loss from operations	(5,841,502)

Other expense or loss
Change in derivative liability	(10,629,119)
Accretion expense	(107,258)
Loss on foreign exchange	(6,757)
Interest expense	(99,881)
Loss on debt settlement	(1,056,296)
Net loss and comprehensive loss for the period	$(17,740,813)

Net loss per common share - basic and fully diluted	$(0.31)
Weighted average number of common shares - basic and fully diluted	56,973,827

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

18. Comparative year information (unaudited) (continued)

Condensed Interim Consolidated Statements of Cash Flows

Six Months Ended December 31, 2019

Operating activities
Net loss for the period	$(17,740,813)

Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	167,770
Depreciation expense	53,921
Change in fair value of warrant liability	10,629,119
Accretion expense	107,258
Interest expense on lease liability (note 9)	14,944
Loss on debt settlement	1,056,296
Changes in operating assets and liabilities:
Accounts receivable	(15,161)
Prepaid expenses	25,455
Accounts payable	727,258
Accrued liabilities	3,458,948
Other liabilities	(11,117)
Interest payable	99,881
Net cash used in operating activities	(1,426,241)

Financing activities
Proceeds from issuance of common stock	1,157,464
Lease payments	(59,096)
Proceeds from promissory note	382,367
Repayment of promissory note	-
Net cash provided by financing activities	1,480,735
Net change in cash and cash equivalents	54,494
Cash and cash equivalents, beginning of year	28,064
Cash and cash equivalents, end of year	$82,558

Supplemental disclosures
Non-cash activities:
Common stock issued to settle accounts payable and, accrued liabilities	$717,673

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

18. Comparative year information (unaudited) (continued)

Condensed Interim Consolidated Statements of Changes in Shareholders’ Deficiency

					Deficit
					accumulated
			Additional		during the
	Common stock		paid-in-	Shares to	exploration
	Shares	Amount	capital	be issued	stage	Total

Balance, June 30, 2019	15,811,396	$16	$24,284,765	$107,337	$(32,602,628)	$(8,210,510)
Stock-based compensation	-	-	167,770	-	-	167,770
Shares and units issued at $0.04 per share	35,008,956	35	1,315,691	(107,337)	-	1,208,389
Units issued for debt settlement at $0.09 per share	16,962,846	17	1,499,034	-	-	1,499,051
Shares issued for debt settlement at $0.14 per share	2,033,998	2	274,916	-	-	274,918
Issue costs	-	-	(65,315)	-	-	(65,315)
Warrant valuation	-	-	(468,227)	-	-	(468,227)
Net loss for the period	-	-	-	-	(17,740,813)	(17,740,813)
Balance, December 31, 2019	69,817,196	$70	$27,008,634	$-	$(50,343,441)	$(23,334,737)